Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Changes in Provisions
Changes in provisions for the years ended December 31, 2018 and 2019, are as follows:

	2018
(In millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	18,306	￦	100,216	￦	84,508	￦	203,030
Increase (Transfer)		44,593		25,975		33,378		103,946
Usage		(3,002)		(3,181)		(11,780)		(17,963)
Reversal		(1,137)		(4,182)		(1,818)		(7,137)

Ending balance	￦	58,760	￦	118,828	￦	104,288	￦	281,876

Current	￦	14,513	￦	1,736	￦	101,632	￦	117,881
Non-current		44,247		117,092		2,656		163,995

	2019
(In millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	58,760	￦	118,828	￦	104,288	￦	281,876
Increase (Transfer)		42,684		6,591		17,328		66,603
Usage		(35,640)		(5,394)		(15,851)		(56,885)
Reversal		(1,563)		(6,736)		(29,133)		(37,432)

Ending balance	￦	64,241	￦	113,289	￦	76,632	￦	254,162

Current	￦	64,241	￦	37,906	￦	73,465	￦	175,612
Non-current		—		75,383		3,167		78,550